Cover	Feb. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37367
Entity Registrant Name	CapForce Inc.
Entity Central Index Key	0001293818
Entity Tax Identification Number	06-1614015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23219 Stringtown Road,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clarksburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20871
City Area Code	(240)
Local Phone Number	813-1260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPGN
Entity Emerging Growth Company	false